Stock-Based Compensation (Narrative) (Details) (JPY ¥)	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Number of shares to be issued or transferred on exercise of each stock acquisition right	100
The contractual term of the stock acquisition rights, in years	30
Weighted average grant date fair value of stock acquisition rights	¥ 33,700
Compensation cost related to the stock acquisition rights	1,704,000,000
Tax benefit for compensation cost for share-based payment arrangements	693,000,000
Total unrecognized compensation cost	1,645,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	6
Cash received from exercise of the stock acquisition rights	4,000,000
The actual tax benefit realized	¥ 817,000,000
Exercise price per share	¥ 1